Provisions and Contingent Provisions (Details) - Schedule of composition statement - Composition [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions and Contingent Provisions (Details) - Schedule of composition statement [Line Items]
Provisions for personnel salaries and expenses	$ 110,621	$ 104,270
Provisions for mandatory dividends	253,640	164,284
Provision for interest of perpetual bonds	4,995
Provisions for contingent loan	40,357	28,247
Provision for contingencies	55,236	33,863
Total	$ 464,849	$ 330,664